Provisions	3 Months Ended
Mar. 31, 2024
Disclosure Provisions Abstract
Provisions

19	Provisions

(a)	Lawsuits and proceedings that resulted in provisions

(I)	Statement of financial position details

The Company is a party to several legal claims and administrative proceedings arising from the normal course of business, including civil, tax, labor, and environmental matters. Management recognizes provisions consistently with the recognition and measurement criteria established in Note 3.16 to the Annual Financial Statements as of December 31, 2023. The terms and payment amounts are defined based on the outcome of these lawsuits.

	March 31, 2024			December 31, 2023
	Provisions	Escrow deposits	Provisions net of deposits	Provisions	Escrow deposits	Provisions net of deposits
Customer claims (i)	169,058	(6,003)	163,055	175,255	(6,060)	169,195
Supplier claims (ii)	338,580	(93,833)	244,747	334,273	(90,973)	243,300
Other civil claims (iii)	140,447	(1,301)	139,146	128,036	(1,229)	126,807
Tax claims (iv)	114,215	(18,577)	95,638	101,770	(18,223)	83,547
Labor claims (v)	723,968	(14,077)	709,891	727,133	(16,235)	710,898
Environmental claims (vi)	510,781	(57)	510,724	492,740	(55)	492,685
Total	1,997,049	(133,848)	1,863,201	1,959,207	(132,775)	1,826,432

Current	1,085,976	-	1,085,976	1,064,367	-	1,064,367
Noncurrent	911,073	(133,848)	777,225	894,840	(132,775)	762,065

(II)	Changes

	December 31, 2023	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	March 31, 2024
Customer claims (i)	175,255	965	5,043	(12,189)	(16)	169,058
Supplier claims (ii)	334,273	2,027	8,957	(2,741)	(3,936)	338,580
Other civil claims (iii)	128,036	23,512	5,480	(15,564)	(1,017)	140,447
Tax claims (iv)	101,770	11,967	4,805	(101)	(4,226)	114,215
Labor claims (v)	727,133	18,517	13,098	(16,498)	(18,282)	723,968
Environmental claims (vi)	492,740	10,667	21,650	-	(14,276)	510,781
Subtotal	1,959,207	67,655	59,033	(47,093)	(41,753)	1,997,049
Escrow deposits	(132,775)	(1,899)	(2,580)	1,816	1,590	(133,848)
Total	1,826,432	65,756	56,453	(45,277)	(40,163)	1,863,201

	December 31, 2022	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	March 31, 2023
Customer claims (i)	151,023	1,918	3,790	(21,540)	(1,158)	134,033
Supplier claims (ii)	257,080	1,992	5,552	(1,042)	-	263,582
Other civil claims (iii)	99,462	5,701	7,154	(3,478)	(3,793)	105,046
Tax claims (iv)	79,532	11,039	1,658	(7)	(455)	91,767
Labor claims (v)	654,277	9,894	13,486	(5,799)	(14,450)	657,408
Environmental claims (vi)	406,872	22,400	18,655	-	(14,117)	433,810
Subtotal	1,648,246	52,944	50,295	(31,866)	(33,973)	1,685,646
Escrow deposits	(37,462)	(271)	(696)	533	1,461	(36,435)
Total	1,610,784	52,673	49,599	(31,333)	(32,512)	1,649,211

(b)	Lawsuits deemed as contingent liabilities

The Company is a party to lawsuits and administrative proceedings relating to environmental, tax, civil, and labor claims, which are assessed as contingent liabilities in the financial statements, since it either does not expect outflows to be required or the amount of the obligations cannot be reliably measured. Contingent liabilities, net of deposits, are represented as follows:

	March 31, 2024	December 31, 2023
Customer claims (i)	161,784	158,584
Supplier claims (ii)	1,005,785	968,752
Other civil claims (iii)	644,852	695,097
Tax claims (iv)	1,156,487	1,067,350
Labor claims (v)	3,332,929	3,093,735
Environmental claims (vi)	4,316,366	4,158,504
Total	10,618,203	10,142,022

(c)	Explanation of the nature of main classes of lawsuits

(i)	Customer claims

Refer mainly to lawsuits from customers claiming that their tariffs should be equal to those of other consumer categories, lawsuits for reduction of sewage tariff due to system losses, consequently requiring the refund of amounts charged by the Company, and lawsuits for reduction of tariff for being eligible to the Social Welfare Entity category.

(ii)	Supplier claims

Include lawsuits filed by some suppliers alleging underpayment of inflation adjustments and economic and financial imbalance of the agreements, and are in progress at different courts.

(iii)	Other civil claims

Refer mainly to indemnities for property damage, pain and suffering, and loss of profits allegedly caused to third parties, such as vehicle accidents, claims, and challenges on the methodology to collect tariffs, among others, filed at different court levels.

(iv)	Tax claims

Tax claims refer mainly to tax collections and fines in general challenged due to disagreements regarding notification or differences in the interpretation of legislation by the Company's Management.

(v)	Labor claims

The Company is a party to several labor lawsuits, involving issues such as overtime, shift schedule, health hazard premium and hazardous duty premium, prior notice, change of function, salary equalization, service outsourcing, and others, which are at various court levels.

(vi)	Environmental claims

These refer to several administrative proceedings and lawsuits filed by government entities, including Companhia Ambiental do Estado de São Paulo (CETESB) and the Public Prosecution Office of the São Paulo State, which aim at certain obligations to do and not to do, with the provision of fines for non-compliance and imposition of compensation for environmental damages allegedly caused by the Company.

The main objects in which the Company is involved are: a) blame SABESP for discharging or releasing sewage without proper treatment; b) invest in the water and sewage treatment system of the municipality, under penalty of paying a fine; c) pay compensation for environmental damages; amongst others.

(d)	Guarantee insurance

As of May 24, 2023, the Company executed an agreement effective for one year for the issue of policies under several types of guarantee insurance. The limit that can be used is R$ 600 million. The guarantee insurance for escrow deposit is used in legal claims, where instead of immediately disbursing cash, the Company uses the guarantee provided by the insurance until the end of these proceedings, limited to up to five years. As of March 31, 2024, R$ 199.7 million was available for use.